Fair Value Measurements - Schedule of Change in Fair Value of convertible Promissory Notes Derivative Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Zapata Computing, Inc. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 0	$ 0
Ending Balance			0
Senior Notes [Member] | Zapata Computing, Inc. [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability issues			5,625
Change in fair value of Senior Notes			1,260
Extinguishment of Senior Notes			(6,885)
Forward Purchase Agreement [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,935	0
Fair value of liability issues		4,935
Partial early termination of forward purchase agreement derivative liability	(823)
Change in fair value of Senior Notes	9,051
Ending Balance	$ 13,163	$ 4,935	$ 0